SUBSEQUENT EVENTS (Details) - Interest on equity R$ / shares in Units, R$ in Thousands	Feb. 15, 2019 BRL (R$) R$ / shares
SUBSEQUENT EVENTS
Gross interest on equity | R$	R$ 700,000
Net interest on equity | R$	R$ 595,000
Common shares
SUBSEQUENT EVENTS
Gross interest on equity, per share	R$ 0.38875331124
Net interest on equity, per share	0.33044031449
Preferred shares
SUBSEQUENT EVENTS
Gross interest on equity, per share	0.42762864241
Net interest on equity, per share	R$ 0.36348434584